Document and Entity Information	Feb. 23, 2023
Document And Entity Information [Line Items]
Amendment Flag	false
Entity Central Index Key	0001267238
Document Type	8-K
Document Period End Date	Feb. 23, 2023
Entity Registrant Name	Assurant, Inc.
Entity Incorporation State Country Code	DE
Entity File Number	001-31978
Entity Tax Identification Number	39-1126612
Entity Address, Address Line One	260 Interstate North Circle SE
Entity Address, City or Town	Atlanta
Entity Address, State or Province	GA
Entity Address, Postal Zip Code	30339
City Area Code	770
Local Phone Number	763-1000
Written Communications	false
Soliciting Material	false
Pre Commencement Tender Offer	false
Pre Commencement Issuer Tender Offer	false
Entity Emerging Growth Company	false
Common Stock [Member]
Document And Entity Information [Line Items]
Security 12b Title	Common Stock, $0.01 Par Value
Trading Symbol	AIZ
Security Exchange Name	NYSE
Senior Subordinated Notes [Member]
Document And Entity Information [Line Items]
Security 12b Title	5.25% Subordinated Notes due 2061
Trading Symbol	AIZN
Security Exchange Name	NYSE